Commitments and Contingencies - Summary of Lawsuits Disputes (Detail) - Other Disputes [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Anticipated Maximum Risk (excluding accrued interest)	₺ 18,763	₺ 0
Provision for ongoing disputes	₺ 0	₺ 0